Loan Commitments and Other Related Activities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	$ 11,886	$ 8,043
Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	49,012	26,197
Commitments to Make Loans [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	5,662	2,326
Commitments to Make Loans [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	21,103	676
Unused Lines of Credit [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	6,191	5,717
Unused Lines of Credit [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	26,959	24,601
Standby Letters of Credit [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	33	0
Standby Letters of Credit [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	$ 950	$ 920